Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 9)	$ 3,178	$ 3,045
Regulatory liabilities (Note 9)	(3,626)	(3,446)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	19	22
Unamortized past service costs	1	1
Income tax recovery	(3)	(5)
Accumulated other comprehensive income (Note 21)	17	18
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	457	443
Past service credits	(10)	(11)
Other regulatory deferrals	15	10
Net regulatory assets	462	442
Regulatory assets (Note 9)	462	442
Regulatory liabilities (Note 9)	0	0
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(2)	0
Unamortized past service costs	2	3
Income tax recovery	(1)	(1)
Accumulated other comprehensive income (Note 21)	(1)	2
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	(25)	17
Past service credits	(16)	(23)
Other regulatory deferrals	27	27
Net regulatory assets	(14)	21
Regulatory assets (Note 9)	23	68
Regulatory liabilities (Note 9)	$ (37)	$ (47)